6. ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable And Accrued Expenses Details
Related party payables due to Lattimore Properties, Inc. for amounts paid on behalf of UREE	$ 17,520	$ 80,470
Related party payables due to CRE Cloud Solutions for services	1,624		500,000
Other amounts due to related parties			6,391
Related party payable and accrued expenses	$ 85,409	$ 80,470	$ 506,391